Schedule of Investments (unaudited)	iShares® Focused Value Factor ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 8.7%
Bank of New York Mellon Corp. (The)	21,053	$1,078,545
Invesco Ltd.	39,472	1,055,087
State Street Corp.	11,854	975,347
		3,108,979
Automotive Retail — 2.6%
Penske Automotive Group Inc.	12,414	937,133

Brewers — 2.9%
Molson Coors Beverage Co., Class B(a)	19,462	1,044,915

Consumer Finance — 6.5%
Ally Financial Inc.	22,028	1,097,875
Discover Financial Services	10,472	1,238,733
		2,336,608
Diversified Banks — 6.2%
Bank of America Corp.	25,730	1,060,848
Wells Fargo & Co.	25,472	1,153,627
		2,214,475
Food Retail — 3.0%
Kroger Co. (The)	27,660	1,059,655

Life & Health Insurance — 5.7%
Aflac Inc.	19,452	1,043,794
MetLife Inc.	16,381	980,403
		2,024,197
Multi-line Insurance — 5.6%
American Financial Group Inc./OH	8,724	1,088,057
Hartford Financial Services Group Inc. (The)	14,914	924,221
		2,012,278
Paper Packaging — 2.9%
Westrock Co.	19,130	1,018,099

Property & Casualty Insurance — 14.7%
Arch Capital Group Ltd.(a)	25,952	1,010,571
CNA Financial Corp.	22,311	1,014,927
First American Financial Corp.	16,226	1,011,691
Mercury General Corp.	16,373	1,063,426
Old Republic International Corp.	45,569	1,135,124
		5,235,739
Regional Banks — 22.1%
Comerica Inc.	13,880	990,199
Fifth Third Bancorp.	26,586	1,016,383
Security	Shares	Value

Regional Banks (continued)
Huntington Bancshares Inc./OH	63,374	$904,347
KeyCorp	49,830	1,028,990
People’s United Financial Inc.	55,637	953,618
Popular Inc.	14,155	1,062,333
Regions Financial Corp.	48,202	972,716
Zions Bancorp. NA	18,118	957,717
		7,886,303
Reinsurance — 2.8%
Everest Re Group Ltd.	4,018	1,012,576

Technology Distributors — 5.6%
Avnet Inc.	23,994	961,680
SYNNEX Corp.	8,669	1,055,537
		2,017,217
Technology Hardware, Storage & Peripherals — 5.3%
Hewlett Packard Enterprise Co.	63,285	922,695
Xerox Holdings Corp.	41,029	963,771
		1,886,466
Thrifts & Mortgage Finance — 5.2%
MGIC Investment Corp.	71,896	977,786
New York Community Bancorp. Inc.	78,954	870,073
		1,847,859
Total Common Stocks — 99.8%
(Cost: $34,136,942)		35,642,499

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	70,000	70,000

Total Short -Term Investments — 0.2%
(Cost: $70,000)		70,000

Total Investments in Securities — 100.0%
(Cost: $34,206,942)		35,712,499

Other Assets, Less Liabilities — (0.0)%		(13,279)

Net Assets — 100.0%		$35,699,220

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® Focused Value Factor ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$167,200	$—		$(167,318	)(b)	$118	$—	$—	—	$230	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	20,000	(b)	—		—	—	70,000	70,000	1		—
						$118	$—	$70,000		$231		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold)

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index.	1	09/17/21	$113	$698

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$35,642,499	$—	$—	$35,642,499
Money Market Funds	70,000	—	—	70,000
	$35,712,499	$—	$—	$35,712,499
Derivative financial instruments(a)
Assets
Futures Contracts	$698	$—	$—	$698

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2